Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Fair Value Measurement Hierarchy (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through profit or loss
Financial assets, at fair value through other comprehensive income	$ 17,513,555	28,547,482
Financial liabilities, at fair value through profit or loss	5,555,721	33,305
Quoted prices in active markets (Level 1) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through profit or loss
Financial assets, at fair value through other comprehensive income		903,000
Financial liabilities, at fair value through profit or loss
Significant observable inputs (Level 2) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through profit or loss
Financial assets, at fair value through other comprehensive income
Financial liabilities, at fair value through profit or loss	5,555,721	33,305
Significant unobservable inputs (Level 3) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through profit or loss
Financial assets, at fair value through other comprehensive income	17,513,555	27,644,482
Financial liabilities, at fair value through profit or loss